Business combination (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021
Business Combination - Schedule of Assets and Liabilities Acquired

The major classes of assets and liabilities acquired by the Group at carrying amounts on the date of acquisition and as of January 1, 2020 are as follows:

	As at March 15,	As at January 1,
USD'000	2020	2020
ASSETS
Current assets
Cash and cash equivalents	215	312
Accounts receivable from related parties	923	1,473
Prepaid expenses	18	4
Other current assets	34	100
Total current assets	1,190	1,889

Noncurrent assets
Deferred tax credits	699	552
Total noncurrent assets	699	552
TOTAL ASSETS	1,889	2,441

LIABILITIES
Current Liabilities
Accounts payable	361	803
Accounts payable to related parties	3,780	3,895
Other current liabilities	229	244
Total current liabilities	4,370	4,942

Noncurrent liabilities
Employee benefit plan obligation	352	361
Total noncurrent liabilities	352	361
TOTAL LIABILITIES	4,722	5,303

TOTAL NET ASSETS	(2,833)	(2,862)

SEALS Corp
Business Combination - Schedule of Assets and Liabilities Acquired

The major classes of assets and liabilities acquired by the accounting acquirer, WISeKey Semiconductors SAS, are as follows:

USD'000	As at December 31, 2022
ASSETS
TOTAL ASSETS	—

LIABILITIES
Indebtedness to related parties, current	188
Total current liabilities	188
TOTAL LIABILITIES	188

Commitments and contingent liabilities

SHAREHOLDERS' EQUITY
Common stock	—
USD 0.00 par value
Authorized, issued and outstanding - 100 shares
Additional paid-in capital	—
Accumulated deficit	(188)
Total shareholders'equity	(188)
TOTAL LIABILITIES AND EQUITY	—